Summary of Significant Accounting Policies (Schedule Of Account Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts receivable	$ 83,762	$ 81,453
Allowance for credit losses	(12,144)	(13,912)	$ (12,358)	$ (7,007)
Accounts receivable, net	$ 71,618	$ 67,541